INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2019
Disclosure of income tax expense [Abstract]
INCOME TAX EXPENSE

6. INCOME TAX EXPENSE

Effective from January 1, 2008, the PRC’s statutory corporate income tax (“CIT”) rate is 25%. The Company’s PRC subsidiaries are subject to income tax at 25% on their respective taxable incomes as calculated in accordance with the CIT Law and its relevant regulations.